Revenues (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Revenues [Abstract]
Operating segment	1	1
Purchase obligation (in Dollars)	$ 386,000	$ 648
Percentage of net revenue	10.00%	3.00%